Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of operating segments [line items]
Total	¥ 363,083	¥ 369,811	¥ 744,323	¥ 859,313
Operating Segments | Payment
Disclosure of operating segments [line items]
Cash and demand deposits	53,439	141,289
Restricted cash related to transfers of credit card receivables	697	734
Total	54,136	142,023
Operating Segments | Financial Service
Disclosure of operating segments [line items]
Cash and demand deposits	16,322	15,530
Deposits with the Bank of Japan	292,622	212,258
Other	3
Total	¥ 308,947	¥ 227,788